Long Term and Other Debt (Tables)	12 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of debt

The following reflects outstanding debt and capital leases as of the dates indicated below:

	Principal	Unamortized deferred financing charge	Book value, September 30, 2017
Senior bank debt	$122,765	$—	$122,765
Capital leases and hire purchase contract	1,094	—	1,094
Total long-term debt outstanding	123,859	—	$123,859
Less: current portion of long-term debt	(7,931)	—	(7,931)
Long-term debt, excluding current portion	$115,928	$—	$115,928

	Principal	Unamortized deferred financing charge	Book value, September 24, 2016
Senior bank debt	$115,379	$(1,218)	$114,161
PIK shareholder loan notes	298,248	—	298,248
Capital leases and hire purchase contract	375	—	375
Total long-term debt outstanding	414,002	(1,218)	412,784
Less: current portion of long-term debt	(10,292)	—	(10,292)
Long-term debt, excluding current portion	$403,710	$(1,218)	$402,492

Schedule of maturities of long-term debt

Long term debt for the years ending September 30 matures as follows:

Fiscal period	Senior bank debt	Capital leases and hire purchase contract	Total
2018	$7,369	$562	$7,931
2019	115,396	461	115,857
2020	—	71	71
Total	$122,765	$1,094	$123,859